Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 2,359	¥ 3,374
Other derivatives not designated as hedging instruments assets at fair value	874	348
Derivative assets	3,233	3,722
Derivative instruments in hedges, liabilities, at fair value	3,049	10,871
Other derivatives not designated as hedging instruments liabilities at fair value	2,488	3,474
Derivative liabilities	5,537	14,345
Forward Exchange Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	76	485
Other derivatives not designated as hedging instruments assets at fair value	822	347
Forward Exchange Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	22
Forward Exchange Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	304	4
Other derivatives not designated as hedging instruments liabilities at fair value	609	941
Forward Exchange Contracts | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	82	90
Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value		1,235
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	153	46
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	248	153
Other derivatives not designated as hedging instruments liabilities at fair value	168	109
Interest Rate Swap Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	728	1,185
Other derivatives not designated as hedging instruments liabilities at fair value	533	474
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	1,809	5
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	321	1,603
Other derivatives not designated as hedging instruments assets at fair value	30
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	1,769	7,387
Currency Swap Agreement | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value		2,142
Currency Option Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value		1
Currency Option Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	235	1
Currency Option Agreements | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 861	¥ 1,859